Note 11 - Credit Quality of Rents Receivable (Details) - Allowance For Doubtful Accounts (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 74,000	$ 67,000	$ 67,000	$ 103,000
Bad debt expense	45,000	30,000	36,000	24,000	21,000
Accounts receivable written off			(29,000)	(60,000)
Ending Balance	$ 74,000		$ 74,000	$ 67,000	$ 103,000